Document And Entity Information	12 Months Ended
Apr. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0002022674
Document Type	N-CSR
Entity Registrant Name	Variant Alternative Lending Fund
Document Period End Date	Apr. 30, 2025
Entity Inv Company Type	N-2
Amendment Flag	false